Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Impairment of Long-lived Assets other than goodwill
Impairment of long-lived assets	¥ 0		¥ 0	¥ 0
Value added taxes
Vat rate	6.00%	6.00%
Revenue
Revenue	¥ 2,451,287	$ 375,676	3,599,436	2,282,216
Sales and marketing expenses
Advertising expenses	12,071		47,883	57,767
Employee Benefits
Employee social insurance benefits	29,488		54,958	45,010
Leases
Capital leases	¥ 0		0
Segment Reporting
Operating segments | segment	1	1
Statutory Reserves
Minimum percentage of after-tax profits appropriated to the general reserve fund	10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the general reserve fund	50.00%	50.00%
Minimum percentage of after-tax profits appropriated to the statutory surplus fund	10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the statutory surplus fund	50.00%	50.00%
Appropriation to the general reserve fund	¥ 0		0	0
Appropriation to statutory surplus fund	879		0	0
Appropriation to the discretionary funds	0		0	0
Recent Accounting Pronouncements
Future minimum lease commitments under non-cancellable operating lease	84,252
Franchise Income
Revenue
Revenue	16,694		22,560	¥ 17,748
Parking space transaction services
Revenue
Revenue	¥ 184,322		¥ 28,877